Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
Note 16. Related Party Transactions
During 2012, the Company signed a $175 promissory note (the “Related Party Note”) with an officer of the Company, bearing interest equal to the greater of (a) 0.88% per annum or (b) the mid-term
Applicable Federal Rate under Section 1274(d) of the Internal Revenue Code in effect during the time the note is outstanding. The average interest rates for the year ended December 31, 2020 was 0.78%. On May 12, 2020, the Related Party Note was amended to extend the maturity date such that the remainder of the principal and accrued interest be due and payable on August 10, 2021. The Related Party Note was secured by the assets of the borrower. Immediately prior to the completion of the Business Combination, the Company entered into a stock repurchase agreement with the holder of the Related Party Note to which the Company repurchased 19,226 shares of Common Stock held by the holder in exchange for settlement of the Related Party Note.